(Loss)/Profit Per Share - Schedule of (Loss)/Profit Per Share (Details) - (Loss)/Profit Per Share [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic (Loss)/Profit Per Share Numerator
(Loss)/profit for the year attributable to owners of the Company (in Dollars)		$ (11,000,824)	$ 3,073,834	$ 3,043,779
Diluted (Loss)/Profit Per Share Numerator
(Loss)/profit for the year attributable to owners of the Company (in Dollars)		$ (11,000,824)	$ 3,073,834	$ 3,043,779
Basic (Loss)/Profit Per Share Denominator
Original shares:		149,803	101,053	101,056
Additions from actual events:
- Fractional common stock due to reverse split, weighted				(2)
- Issuance of common stock, weighted		471,519	12,224
Basic weighted average shares outstanding	[1]	621,322	113,278	101,054
Diluted (Loss)/Profit Per Share Denominator
Basic weighted average shares outstanding	[1]	621,322	113,278	101,054
Dilutive shares: Potential additions from dilutive events:
- Conversion of preferred shares	[1]		124,633	5,050
Diluted Weighted Average Shares Outstanding:		621,322	237,911	106,104
(Loss)/Profit Per Share**
- Basic (in Dollars per share)	[2]	$ (17.71)	$ 27.14	$ 30.12
- Diluted (in Dollars per share)	[2]	$ (17.71)	$ 12.92	$ 28.69
Weighted Average Shares Outstanding*
- Basic	[1]	621,322	113,278	101,054
- Diluted	[1]	621,322	237,911	106,104

[1]	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss for the year ended December 31, 2025.
[2]	The Company effected a 1:10 reverse stock split on April 26, 2023, a 1:4 reverse stock split on January 8, 2025, and a 1:15 reverse stock split on November 21, 2025, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.